DESCRIPTION OF BUSINESS (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1.	DESCRIPTION OF BUSINESS

Description of Business and Basis of Presentation

RLJ Entertainment, Inc. (or RLJE) is a global entertainment company with a direct presence in North America, the United Kingdom (or U.K.) and Australia and sublicense and distribution relationships covering Europe, Asia and Latin America.  RLJE was incorporated in Nevada in April 2012. On October 3, 2012, we completed the business combination of RLJE, Image Entertainment, Inc. (or Image) and Acorn Media Group, Inc. (or Acorn Media), which is referred to herein as the “Business Combination.”  Acorn Media includes its subsidiaries RLJE International Ltd (or RLJE U.K.), RLJ Entertainment Australia Pty Ltd. (or RLJE Australia) and RLJ Entertainment Ltd (or RLJE Ltd.).  In February 2012, Acorn Media acquired a 64% ownership of Agatha Christie Limited (or ACL).  References to Image include its wholly-owned subsidiary Image/Madacy Home Entertainment, LLC.  “We,” “our” or “us” refers to RLJE and its subsidiaries unless otherwise noted.  Our principal executive offices are located in Silver Spring, Maryland, with additional locations in Woodland Hills, California, and Stillwater, Minnesota, and international locations in London, England and Sydney, Australia.

We acquire content rights in various categories including, British mysteries and dramas, urban programming, and full-length independent motion pictures.  We acquire this content in two ways:

▪	Through long-term exclusive licensing agreements where we secure multiple rights to third-party programs, and;

▪	Through development, production, and ownership of original drama television programming through our wholly-owned subsidiary, RLJE Ltd., and our majority-owned subsidiary, ACL, as well as fitness programs through our Acacia brand.

We exploit our products through a multi-channel strategy encompassing (1) the licensing of original drama and mystery content managed and developed through our wholly-owned subsidiary, RLJE Ltd., and our majority-owned subsidiary, ACL, (IP Licensing segment); (2) wholesale exploitation through partners covering broadcast/cable, digital, online, and brick and mortar outlets (Wholesale segment); and (3) direct relations with consumers via proprietary e-commerce, catalog, and subscription-based video on demand (or SVOD) channels (Direct-to-Consumer segment).

Our wholesale partners are broadcasters, digital outlets and major retailers in the United States of America (or U.S.), Canada, U.K. and Australia, including, among others, Amazon, Netflix, Walmart, Target, Costco, Barnes & Noble, iTunes, BET, Showtime, PBS, DirecTV, and Hulu.

Our Direct-to-Consumer segment includes the sale of video content and complementary merchandise directly to consumers through proprietary e-commerce websites, and catalogs and the continued roll-out of our proprietary subscription-based SVOD channels, such as Acorn TV, Acacia TV and UMC (Urban Movie Channel).

RLJE’s management views the operations of the Company based on these three distinctive reporting segments: (1) Intellectual Property (or IP) Licensing; (2) Wholesale; and (3) Direct-to-Consumer.  Operations and net assets that are not associated with any of these stated segments are reported as “Corporate” when disclosing and discussing segment information.  The IP Licensing segment includes intellectual property rights that we own or create and then sublicense for exploitation worldwide.  Our Wholesale and Direct-to-Consumer segments consist of the acquisition, content enhancement and worldwide exploitation of exclusive content in various formats, including broadcast (including cable and satellite), DVD, Blu-ray, digital, video-on-demand (or VOD), SVOD, downloading and sublicensing.  The Wholesale segment exploits content through third-party vendors, while the Direct-to-Consumer segment exploits the same content and complementary merchandise directly to consumers through our proprietary e-commerce websites, mail-order catalogs and digitally streaming channels.

Basis of Presentation

Unaudited Interim Financial Statements

The financial information presented in the accompanying unaudited interim consolidated financial statements as of March 31, 2015 and for the three months ended March 31, 2015 and 2014 has been prepared in accordance with accounting principles generally accepted in the United States (or U.S. GAAP) and with the Securities and Exchange Commission’s (or SEC) instructions for interim financial reporting instructions for the Form 10-Q (or Form 10-Q) and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete audited financial statements.

In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation have been included.  Due to the seasonal nature of our business, with a disproportionate amount of sales occurring in the fourth quarter and other factors, including our content release schedule, interim results are not necessarily indicative of the results that may be expected for the entire fiscal year.  The accompanying unaudited financial information should, therefore, be read in conjunction with the consolidated financial statements and the notes thereto in our Annual Report on Form 10-K filed on May 8, 2015 (or the 2014 Form 10-K).  Note 2, Summary of Significant Accounting Policies of our audited consolidated financial statements included in our 2014 Form 10-K contains a summary of our significant accounting policies.  As of March 31, 2015, no material changes to our significant accounting policies disclosed in our 2014 Form 10-K have been made.

Accounting and Reporting Pronouncements Adopted

On April 7, 2015 the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-3, Interest – Imputation of Interest (the Update).  The Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  We will be adopting this Update beginning January 1, 2016 by applying the new guidance on a retroactive period basis.  As of March 31, 2015 and December 31, 2014, we have unamortized debt issuance costs of $1.1 million and $1.2 million, respectively, that is currently recorded within prepaid expenses and other assets.

Reclassifications and Adjustment

Certain amounts reported previously in our consolidated financial statements have been reclassified or adjusted to be comparable with the classifications used for our 2015 consolidated financial statements.  We are now reporting our cost of sales in two components, which are (a) content amortization and royalties, and (b) manufacturing and fulfillment.  We are now reporting the change in the fair value of our stock warrants as a separate line item within our statement of operations. We are now reporting amortization of deferred financing costs as interest expense.  Previously, we were reporting amortization of deferred financing costs as general and administrative expenses.

Principles of Consolidation

The operations of ACL are entirely managed by RLJE, subject to oversight by ACL’s Board of Directors. The investment in ACL is accounted for using the equity method of accounting given the voting control of the Board of Directors by the minority shareholder. We have included our share of ACL’s operating results, using the equity method of accounting, in our consolidated financial statements.

Our consolidated financial statements include the accounts of all majority-owned subsidiary companies, except for ACL. Investment in ACL is carried as a separate asset on the Consolidated Balance Sheet at cost adjusted for our share of the equity in undistributed earnings. Except for dividends and changes in ownership interest, changes in equity in undistributed earnings of ACL are separately reported in the Consolidated Statements of Operations. All intercompany transactions and balances have been eliminated.

Liquidity

For the three months ended March 31, 2015 and 2014, we recognized a net loss of $10.6 million and $10.1 million, respectively.  During the three months ended March 31, 2015 we had a net decrease in cash of $3.5 million of which $3.1 million was from cash used in operating activities.  At March 31, 2015, our cash balance was $3.1 million.  At March 31, 2015, we had $80.7 million of term debt outstanding (see Note 7, Debt).  We continue to experience liquidity constraints and we are dependent upon growth in sales and margins to meet our liquidity needs and our debt covenants for the next twelve months.  There can be no assurances that we will be successful in realizing this growth or meeting our future covenant requirements within our Credit Agreement.  To address our liquidity risk we completed, subsequent to March 31, 2015, a $31.0 million capital restructuring transaction (see Note 14, Subsequent Events) that addressed two fundamental areas: (a) deleveraging the balance sheet and (b) providing new working capital.  As part of the capital restructure, we amended our Credit Agreement and other notes payable by (i) reducing our minimum cash requirement by $2.5 million, thus making this cash available for operational needs, (ii) increasing the amount of cushion on our covenants to provide additional headroom and (iii) amending our unsecured subordinated seller notes to convert 50% or $8.5 million of the outstanding principal and accrued interest into preferred stock and reduce the applicable interest rate from 12.0% to 1.5% on the remaining balance for the next two years.  The capital restructure improved our liquidity by selling shares of preferred stock for a total of $31.0 million ($22.5 million in cash and $8.5 million in converted subordinated notes).  The proceeds received were used to make an accelerated principal payment of $10.0 million under our Credit Agreement, pay fees and expense incurred of approximately $1.6 million, and approximately $10.9 million is available for content investment and working capital needs.  By reducing our debt balances and the applicable interest rate on the unsecured subordinated seller notes for two years, our future, annual cash interest expense has been reduced by approximately $2.0 million.  We believe that our current financial position combined with our forecasted operational results will be sufficient to meet our commitments.

NOTE 1.	DESCRIPTION OF BUSINESS

Description of Business and Basis of Presentation

RLJ Entertainment, Inc. (or RLJE) is a global entertainment company with a direct presence in North America, the United Kingdom (or U.K.) and Australia and sublicense and distribution relationships covering Europe, Asia and Latin America.  RLJE was incorporated in Nevada in April 2012. On October 3, 2012, we completed the business combination of RLJE, Image Entertainment, Inc. (or Image) and Acorn Media Group, Inc. (or Acorn Media), which is referred to herein as the “Business Combination.”  Acorn Media includes its subsidiaries RLJE International Ltd (or RLJE U.K.), RLJ Entertainment Australia Pty Ltd. (or RLJE Australia) and RLJ Entertainment Ltd (or RLJE Ltd.).  In February 2012, Acorn Media acquired a 64% ownership of Agatha Christie Limited (or ACL).  References to Image include its wholly-owned subsidiary Image/Madacy Home Entertainment, LLC.  “We,” “our” or “us” refers to RLJE and its subsidiaries unless otherwise noted.  Our principal executive offices are located in Silver Spring, Maryland, with additional locations in Woodland Hills, California, and Stillwater, Minnesota, and international locations in London, England and Sydney, Australia.

We acquire content rights in various categories including, British mysteries and dramas, urban programming, and full-length independent motion pictures.  We acquire this content in two ways:

▪	Through long-term exclusive licensing agreements where we secure multiple rights to third-party programs, and;

▪	Through development, production, and ownership of original drama television programming through our wholly-owned subsidiary, RLJE Ltd., and our majority-owned subsidiary, ACL, as well as fitness programs through our Acacia brand.

We exploit our products through a multi-channel strategy encompassing (1) the licensing of original drama and mystery content managed and developed through our wholly-owned subsidiary, RLJE Ltd., and our majority-owned subsidiary, ACL, (IP Licensing segment) as well as our fitness offerings; (2) wholesale exploitation through partners covering broadcast/cable, digital, online, and brick and mortar outlets (Wholesale segment); and (3) direct relations with consumers via proprietary e-commerce, catalog, and subscription-based video on demand (or SVOD) channels (Direct-to-Consumer segment).

Our wholesale partners are broadcasters, digital outlets and major retailers in the United States of America (or U.S.), Canada, U.K. and Australia, including, among others, Amazon, Netflix, Walmart, Target, Costco, Barnes & Noble, iTunes, BET, Showtime, PBS, DirecTV, and Hulu.

Our Direct-to-Consumer segment includes the sale of video content and complementary merchandise directly to consumers through proprietary e-commerce websites, and catalogs and the continued roll-out of our proprietary subscription-based SVOD channels, such as Acorn TV, Acacia TV and UMC (Urban Movie Channel), the latter of which was launched in November 2014.

RLJE’s management views the operations of the Company based on these three distinctive reporting segments: (1) Intellectual Property (or IP) Licensing; (2) Wholesale; and (3) Direct-to-Consumer.  Operations and net assets that are not associated with any of these stated segments are reported as “Corporate” when disclosing and discussing segment information.  The IP Licensing segment includes intellectual property rights that we own or create and then sublicense for exploitation worldwide.  Our Wholesale and Direct-to-Consumer segments consist of the acquisition, content enhancement and worldwide exploitation of exclusive content in various formats, including broadcast (including cable and satellite), DVD, Blu-ray, digital, video-on-demand (or VOD), SVOD, downloading and sublicensing.  The Wholesale segment exploits content through third-party vendors, while the Direct-to-Consumer segment exploits the same content and complementary merchandise directly to consumers through our proprietary e-commerce websites, mail-order catalogs and digitally streaming channels.

Basis of Presentation

The accompanying audited consolidated financial statements and related footnotes have been prepared in accordance with accounting principles generally accepted in the United States of America (or U.S. GAAP) and with the Securities and Exchange Commission’s (or SEC) instructions for the Form 10-K.  The preparation of financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts within our consolidated financial statements.  Although we believe that these estimates to be reasonably accurate, actual amounts may differ.

Principles of Consolidation

The operations of ACL are entirely managed by RLJE, subject to oversight by ACL’s Board of Directors. The investment in ACL is accounted for using the equity method of accounting given the voting control of the Board of Directors by the minority shareholder. We have included our share of ACL’s operating results, using the equity method of accounting, in our consolidated financial statements.

Our consolidated financial statements include the accounts of all majority-owned subsidiary companies, except for ACL. Investment in ACL is carried as a separate asset on the Consolidated Balance Sheet at cost adjusted for our share of the equity in undistributed earnings. Except for dividends and changes in ownership interest, changes in equity in undistributed earnings of ACL are included in “Other income (expense)” in the Consolidated Statements of Operations. All intercompany transactions and balances have been eliminated.

Liquidity

For the years ended December 31, 2014 and 2013, we recognized a net loss of $21.2 million and $31.1 million, respectively, and we used $1.6 million of cash in operating activities during 2014.  At December 31, 2014, our cash balance was $6.7 million.  At December 31, 2014, we had $80.9 million of term debt outstanding (see Note 10, Debt).  As of March 31, 2015, our cash balance had declined and we were not in compliance with our minimum cash balance requirement of $3.5 million within our Credit Agreement.  This default was waived by our lenders on April 15, 2015 (See Note 23, Subsequent Events).  We continue to experience liquidity constraints and we are dependent upon growth in sales and margins to meet our liquidity needs and our debt covenants for the next twelve months.  On April 15, 2015, we amended our Credit Facility to increase the likelihood that we will meet our future covenant requirements and amended our subordinated notes to reduce the applicable interest rate for two years.  We also improved our liquidity by selling on April 15, 2015 15,000 shares of Bridge Preferred Stock for $15.0 million.  The proceeds received were used to make an accelerated principal payment of $10.0 million under our Credit Agreement, pay fees and expense incurred of approximately $1.0 million, and approximately $4.0 million is available for working capital needs.  We are also in discussions with other potential investors to sell additional shares of preferred stock (See Note 23, Subsequent Events).  There can be no assurances that we will be successful in raising additional capital, realize revenue and margin growth or meeting our future covenant requirements within our Credit Agreement.  We believe that our current financial position combined with our forecasted operational results will be sufficient to meet our commitments.